Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022
Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 278,787,882
Sensitivity analysis amount	278,588,415
Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	192,914,897
Sensitivity analysis amount	193,013,707
Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	85,872,985
Sensitivity analysis amount	$ 85,574,708
Regular scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	70.00%	70.00%
Sensitivity	45.00%	45.00%
Macroeconomic scenario probability			70.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	10.00%	10.00%
Macroeconomic scenario probability	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar	2.00%	2.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario | Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 284,546,458
Positive scenario | Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		192,917,891
Positive scenario | Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 91,628,567
Negative scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	45.00%	45.00%
Macroeconomic scenario probability			15.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%